Fair Value Measurement	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement

7 FAIR VALUE MEASUREMENT

As of March 31, 2023 and 2024, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition are as follows:

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	145,584	-	145,584	-
- equity securities with readily determinable fair values	252	252	-	-
Available-for-sale debt securities	34,368	-	-	34,368
Total assets	180,204	252	145,584	34,368

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	51,935	-	51,935	-
- equity securities with readily determinable fair values	1,998	1,998	-	-
Available-for-sale debt securities	46,782	-	-	46,782
Total assets	100,715	1,998	51,935	46,782

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Short-term investments

Short-term investments held by the Group include wealth management products issued by banks and other financial institutions or equity securities with readily determinable fair values. The Group values its investments in wealth management products in using model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The Group values its investments in equity securities with readily determinable fair values using quoted market prices and classifies the valuation technique that use these inputs within Level 1.

Available-for-sale debt securities investments

The Group classifies its available-for-sales debt securities as Level 3 investments. The roll forward of major Level 3 investments are as following:

	iSNOB Holdings Limited ("iSNOB")	Ruisha Technology	Juesekuangxiang (Shanghai) Technology Co. Ltd. (“Juesekuangxiang”)	Hangzhou Jimi Biotechnology Co., Ltd. (“Jimi”)	Poppy Mobile Inc ("Poppy")	Others	Total
	RMB	RMB			RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2021	22,595	19,065	—	—	—	9,686	51,346
Addition	—	—	—	—	16,215	5,600	21,815
Disposal(1)	—	(18,157)	—	—	—	(3,000)	(21,157)
Impairment	—	—	—	—	—	(4,635)	(4,635)
Effect of currency translation adjustment	(677)	—	—	—	(344)	(51)	(1,072)
The change in fair value of the investments	—	(908)	—	—	—	(516)	(1,424)
Fair value of Level 3 investments as at March 31, 2022	21,918	—	—	—	15,871	7,084	44,873
Addition	—	—	—	—	—	8,000	8,000
Impairment	—	—	—	—	(16,817)	(3,600)	(20,417)
Effect of currency translation adjustment	1,816	—	—	—	946	239	3,001
The change in fair value of the investments	922	—	—	—	—	(2,011)	(1,089)
Fair value of Level 3 investments as at March 31, 2023	24,656	—	—	—	—	9,712	34,368
Addition	—	—	6,875	5,459	—	—	12,334
Disposal	—	—	—	—	—	(298)	(298)
Impairment	—	—	—	—	—	(1,425)	(1,425)
Effect of currency translation adjustment	801	—	—	—	—	97	898
The change in fair value of the investments	564	—	—	—	—	341	905
Fair value of Level 3 investments as at March 31, 2024	26,021	—	6,875	5,459	—	8,427	46,782

(1)
As disclosed in Note 3, the Company derecognized its investment in Ruisha Technology and recycled the unrealized gain of RMB11,106 previously recognized in other comprehensive income into “Gain from investments, net” upon the consummation of the acquisition of Ruisha Technology in July 2021.

The Company determines the fair value of its available-for-sale debt securities by using the market approach.

As for the market approach, the determination of the fair value was based on information of other comparable public companies, observable price changes based on the recent transactions of the securities, or similar securities that the Company holds, and significant unobservable inputs. The unobservable inputs adopted in the valuation as of March 31, 2022, 2023 and 2024 are as following:

	For the years ended March 31,
	2022	2023	2024
Lack of marketability discount	30%	30%	30%
Risk-free rate	2%-3%	3.6%-4.3%	2.2%-4.5%
Expected volatility	30%-46%	39%-60%	42%-67%
Revenue multiple	1-10	4-9	3
Net profit multiple	25	/	/

Significant increases (decreases) in lack of marketability discount in isolation would result in significantly lower (higher) fair value measurement. Significant increases (decreases) in revenue multiple or net profit multiple in isolation would result in significantly higher (lower) fair value measurement.